Other financial assets (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Colombian pesos [Member]
Disclosure of Other financial assets [line Items]
Average rate of return on investments	5.40%	7.40%
US Dollar [Member]
Disclosure of Other financial assets [line Items]
Average rate of return on investments	2.10%	1.10%